Commitments and Contingent Liabilities - Future Minimum Payments under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 4,842
2016	4,644
2017	4,053
2018	2,747
2019	2,197
Thereafter	7,950
Total minimum lease payments	$ 26,433